August 19, 2009
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Merrill Lynch Consults AnnuitySM ML of New York Variable Annuity Separate Account C ML Life Insurance Company of New York (File No. 333-90430)
Commissioners:
On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus dated May 1, 2008 (except the Prospectus Supplement dated August 17, 2009) and statement of additional information dated August 17, 2009, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.
If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.
Sincerely,
/s/ Darin D. Smith
Darin D. Smith
General Counsel
cc:  Mary E. Thornton, Esq.